Credit from Banks and Others (Narratives) (Details) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Net debt to EBITDA under securitization agreements	4.75
Utilization of the securitization facility	$ 183	$ 261
Limit guarantees and indemnities to third parties up to an agreed amount	$ 550
Grant loans only to subsidiaries and to associated companies in which it holds at least	25.00%
Total guarantees the Company provided including to an associated Company	$ 92